Note 7 - Leases (Details Textual) - USD ($)				6 Months Ended
	Apr. 29, 2022	May 04, 2021	Jan. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Oct. 15, 2021
Change in Right of Use Assets and Operating Lease Liabilities From Lease Remeasurement				$ (12,189,000)	$ 0
Minimum [Member]
Lessor, Operating Lease, Term of Contract (Year)				1 year
Maximum [Member]
Lessor, Operating Lease, Term of Contract (Year)				5 years
Ground Leases at SGR, OPF, and BNA [Member] | Minimum [Member]
Lessee, Operating Lease, Term of Contract (Year)				27 years
Ground Leases at SGR, OPF, and BNA [Member] | Maximum [Member]
Lessee, Operating Lease, Term of Contract (Year)				75 years
Lease at OPF [Member]
Payment to Purchase Ground Lease	$ 8,500,000
Payments of Assignment Fees	$ 1,000,000.0
Lessee, Operating Lease, Extension of Term (Year)	57 years
Change in Right of Use Assets and Operating Lease Liabilities From Lease Remeasurement				$ (12,289)
APA Lease [Member]
Lessee, Operating Lease, Term of Contract (Year)			41 years
Lessee, Operating Lease, Term of Contract with Extension (Year)			76 years
Option to Lease Additional Land, Exercise Term (Year)			3 years
DVT Lease [Member]
Lessee, Operating Lease, Term of Contract (Year)		40 years
Option to Lease Additional Land, Exercise Term (Year)		4 years
Addison Airport [Member]
Lessee, Operating Lease, Term of Contract (Year)						40 years